Expense Example - FidelityAdvisorValueStrategiesFund-KPRO - FidelityAdvisorValueStrategiesFund-KPRO - Fidelity Advisor Value Strategies Fund - Fidelity Value Strategies Fund - Class K	Jan. 29, 2024 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954